PGOF-P2 06/24

Prospectus Supplement	June 4, 2024

George Putnam Balanced Fund	Putnam Retirement Advantage 2055 Fund
Putnam California Tax Exempt Income Fund	Putnam Retirement Advantage 2060 Fund
Putnam Convertible Securities Fund	Putnam Retirement Advantage 2065 Fund
Putnam Core Bond Fund	Putnam Retirement Advantage Maturity Fund
Putnam Core Equity Fund	Putnam Short Duration Bond Fund
Putnam Diversified Income Trust	Putnam Short-Term Municipal Income Fund
Putnam Dynamic Asset Allocation Balanced Fund	Putnam Small Cap Growth Fund
Putnam Dynamic Asset Allocation Conservative Fund	Putnam Small Cap Value Fund
Putnam Dynamic Asset Allocation Growth Fund	Putnam Strategic Intermediate Municipal Fund
Putnam Emerging Markets Equity Fund	Putnam Sustainable Future Fund
Putnam Floating Rate Income Fund	Putnam Sustainable Leaders Fund
Putnam Focused Equity Fund	Putnam Sustainable Retirement 2025 Fund
Putnam Focused International Equity Fund	Putnam Sustainable Retirement 2030 Fund
Putnam Global Health Care Fund	Putnam Sustainable Retirement 2035 Fund
Putnam Global Income Trust	Putnam Sustainable Retirement 2040 Fund
Putnam Global Technology Fund	Putnam Sustainable Retirement 2045 Fund
Putnam Government Money Market Fund	Putnam Sustainable Retirement 2050 Fund
Putnam High Yield Fund	Putnam Sustainable Retirement 2055 Fund
Putnam Income Fund	Putnam Sustainable Retirement 2060 Fund
Putnam Intermediate-Term Municipal Income Fund	Putnam Sustainable Retirement 2065 Fund
Putnam International Capital Opportunities Fund	Putnam Sustainable Retirement Maturity Fund
Putnam International Equity Fund	Putnam Tax Exempt Income Fund
Putnam International Value Fund	Putnam Tax-Free High Yield Fund
Putnam Large Cap Growth Fund	Putnam Ultra Short Duration Income Fund
Putnam Large Cap Value Fund	Putnam Ultra Short MAC Series
Putnam Massachusetts Tax Exempt Income Fund	Putnam VT Core Equity Fund
Putnam Minnesota Tax Exempt Income Fund	Putnam VT Diversified Income Fund
Putnam Money Market Fund	Putnam VT Emerging Markets Equity Fund
Putnam Mortgage Opportunities Fund	Putnam VT Focused International Equity Fund
Putnam Mortgage Securities Fund	Putnam VT George Putnam Balanced Fund
Putnam Multi-Asset Income Fund	Putnam VT Global Asset Allocation Fund
Putnam New Jersey Tax Exempt Income Fund	Putnam VT Global Health Care Fund
Putnam New York Tax Exempt Income Fund	Putnam VT Government Money Market Fund
Putnam Ohio Tax Exempt Income Fund	Putnam VT High Yield Fund
Putnam Pennsylvania Tax Exempt Income Fund	Putnam VT Income Fund
Putnam Research Fund	Putnam VT International Equity Fund
Putnam Retirement Advantage 2025 Fund	Putnam VT International Value Fund
Putnam Retirement Advantage 2030 Fund	Putnam VT Large Cap Growth Fund
Putnam Retirement Advantage 2035 Fund	Putnam VT Large Cap Value Fund
Putnam Retirement Advantage 2040 Fund	Putnam VT Mortgage Securities Fund
Putnam Retirement Advantage 2045 Fund	Putnam VT Research Fund
Putnam Retirement Advantage 2050 Fund	Putnam VT Small Cap Growth Fund
Putnam VT Small Cap Value Fund
Putnam VT Sustainable Future Fund
Putnam VT Sustainable Leaders Fund

For Putnam Government Money Market Fund and Putnam Money Market Fund

Effective immediately, the paragraph titled Portfolio Holdings under the section What are the fund’s main investment strategies and related risks? of each fund’s prospectus is deleted and replaced in its entirety with the following:

Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where the fund’s portfolio holdings may be viewed monthly beginning no later than 5 business days after the end of each month, and the fund’s top 10 holdings and related portfolio information may be viewed monthly beginning on or after 5 business days after the end of each month. This information will remain available on the website at least until the fund files a Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

For Putnam VT Government Money Market Fund

Effective immediately, the paragraph titled Portfolio Holdings under the section What are the fund’s main investment strategies and related risks? of the fund’s prospectus is deleted and replaced in its entirety with the following:

Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual/annuities, where the fund’s portfolio holdings may be viewed monthly beginning no later than 5 business days after the end of each month, and the fund’s top 10 holdings and related portfolio information may be viewed monthly beginning on or after 5 business days after the end of each month. This information will remain available on the website at least until the fund files a Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

For George Putnam Balanced Fund, Putnam California Tax Exempt Income Fund, Putnam Convertible Securities Fund, Putnam Core Bond Fund, Putnam Core Equity Fund, Putnam Diversified Income Trust, Putnam Emerging Markets Equity Fund, Putnam Floating Rate Income Fund, Putnam Focused Equity Fund, Putnam Focused International Equity Fund, Putnam Global Health Care Fund, Putnam Global Income Trust, Putnam Global Technology Fund, Putnam High Yield Fund, Putnam Income Fund, Putnam Intermediate-Term Municipal Income Fund, Putnam International Capital Opportunities Fund, Putnam International Equity Fund, Putnam International Value Fund, Putnam Large Cap Growth Fund, Putnam Large Cap Value Fund, Putnam Mortgage Securities Fund, Putnam Multi-Asset Income Fund, Putnam Research Fund, Putnam Short Duration Bond Fund, Putnam Short-Term Municipal Income Fund, Putnam Small Cap Growth Fund, Putnam Small Cap Value Fund, Putnam Strategic Intermediate Municipal Fund, Putnam Sustainable Future Fund, Putnam Sustainable Leaders Fund, Putnam Tax Exempt Income Fund, and Putnam Tax-Free High Yield Fund

Effective immediately, the paragraph titled Portfolio Holdings under the section What are the fund’s main investment strategies and related risks? of each fund’s prospectus is deleted and replaced in its entirety with the following:

Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where the fund’s top 10 holdings and related portfolio information may be viewed monthly beginning on or after 5 business days after the end of each month, and full portfolio holdings may be viewed monthly beginning on or before the 15th calendar day after the end of each month. This information will remain available on the website at least until the fund files a Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

For Putnam VT Core Equity Fund, Putnam VT Diversified Income Fund, Putnam VT Emerging Markets Equity Fund, Putnam VT Focused International Equity Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Equity Fund, Putnam VT International Value Fund, Putnam VT Large Cap Growth Fund, Putnam VT Large Cap Value Fund, Putnam VT Mortgage Securities Fund, Putnam VT Research Fund, Putnam VT Small Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT Sustainable Future Fund, and Putnam VT Sustainable Leaders Fund

Effective immediately, the paragraph titled Portfolio Holdings under the section What are the fund’s main investment strategies and related risks? of each fund’s prospectus is deleted and replaced in its entirety with the following:

Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual/annuities, where the fund’s top 10 holdings and related portfolio information may be viewed monthly beginning on or after 5 business days after the end of each month, and full portfolio holdings may be viewed monthly beginning on or before the 15th calendar day after the end of each month. This information will remain available on the website at least until the fund files a Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

For Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, and Putnam Dynamic Asset Allocation Growth Fund

Effective immediately, in the What are each fund’s main investment strategies and related risks? section of the funds’ prospectus, the paragraph titled Portfolio Holdings under the sub-section BOTH ASSET CLASSES is deleted and replaced in its entirety with the following:

Portfolio holdings. The SAI includes a description of a fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where the fund’s top 10 holdings and related portfolio information may be viewed monthly beginning on or after 5 business days after the end of each month, and full portfolio holdings may be viewed monthly beginning on or before the 15th calendar day after the end of each month. This information will remain available on the website at least until the fund files a Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

For Putnam Massachusetts Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, and Putnam Pennsylvania Tax Exempt Income Fund

Effective immediately, the paragraph titled Portfolio Holdings under the section What are each fund’s main investment strategies and related risks? of the funds’ prospectus is deleted and replaced in its entirety with the following:

Portfolio holdings. The SAI includes a description of a fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where the fund’s top 10 holdings and related portfolio information may be viewed monthly beginning on or after 5 business days after the end of each month, and full portfolio holdings may be viewed monthly beginning on or before the 15th calendar day after the end of each month. This information will remain available on the website at least until the fund files a Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

For Putnam Mortgage Opportunities Fund

Effective immediately, the paragraph titled Portfolio Holdings under the section What are the fund’s main investment strategies and related risks? of the fund’s prospectus is deleted and replaced in its entirety with the following:

Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/institutional, where the fund’s top 10 holdings and related portfolio information may be viewed monthly beginning on or after 5 business days after the end of each month, and full portfolio holdings may be viewed monthly beginning on or before the 15th calendar day of the month after the end of each month. This information will remain available on the website at least until the fund files a Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

For Putnam Ultra Short Duration Income Fund and Putnam Ultra Short MAC Series

Effective immediately, the paragraph titled Portfolio Holdings under the section What are the fund’s main investment strategies and related risks? of each fund’s prospectus is deleted and replaced in its entirety with the following:

Portfolio holdings. The SAI includes a description of a fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where the fund’s portfolio holdings may be viewed monthly beginning on or after 5 business days after the end of each month, and the fund’s top 10 holdings and related portfolio information may be viewed monthly beginning on or after 5 business days after the end of each month. This information will remain available on the website at least until the fund files a Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

For Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2065 Fund, and Putnam Retirement Advantage Maturity Fund

Effective immediately, the paragraph titled Portfolio Holdings under the section What are the funds’ and each underlying fund’s main investment strategies and related risks? of the funds’ prospectus is deleted and replaced in its entirety with the following:

Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual. With the exception of Dynamic Asset Allocation Equity Fund and Short Term Investment Fund, each underlying fund’s top 10 holdings and related portfolio information may be viewed monthly beginning on or after 5 business days after the end of each month, and full portfolio holdings of each underlying fund may be viewed beginning on or before the 15th calendar day after the end of each month. This information will remain available on the website at least until the fund files a Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov. Dynamic Asset Allocation Equity Fund and Short Term Investment Fund are not currently offered to the general public and do not post portfolio holdings on the Putnam Investments website.

For Putnam Sustainable Retirement 2025 Fund, Putnam Sustainable Retirement 2030 Fund, Putnam Sustainable Retirement 2035 Fund, Putnam Sustainable Retirement 2040 Fund, Putnam Sustainable Retirement 2045 Fund, Putnam Sustainable Retirement 2050 Fund, Putnam Sustainable Retirement 2055 Fund, Putnam Sustainable Retirement 2060 Fund, Putnam Sustainable Retirement 2065 Fund, and Putnam Sustainable Retirement Maturity Fund

Effective immediately, the paragraph titled Portfolio Holdings under the sub-section Additional Risks under the section What are the funds’ and each underlying fund’s main investment strategies and related risks? of the funds’ prospectus is deleted and replaced in its entirety with the following:

Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual. Each underlying fund’s top 10 holdings and related portfolio information may be viewed monthly beginning on or after 5 business days after the end of each month, and full portfolio holdings of each underlying fund may be viewed monthly beginning on or before the 15th calendar day after the end of each month. This information will remain available on the website at least until the fund files a Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov. Additionally, the complete portfolio holdings for each of Core Bond ETF, High Yield ETF, Ultra Short ETF, PanAgora Emerging Markets Equity ETF and PanAgora International Equity ETF may be viewed on each business day, before commencement of trading in shares on the listing exchange.

Shareholders should retain this Supplement for future reference.